Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2016
Entity Registrant Name	dei_EntityRegistrantName	Principal Exchange-Traded Funds
Central Index Key	dei_EntityCentralIndexKey	0001572661
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 02, 2017
Document Effective Date	dei_DocumentEffectiveDate	May 02, 2017
Prospectus Date	rr_ProspectusDate	Nov. 01, 2016
Principal Exchange-Traded Funds | Principal EDGE Active Income ETF
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL EDGE ACTIVE INCOME ETF
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. From July 8, 2015, date operations commenced, through June 30, 2016, the Fund's annualized portfolio turnover rate was 34.3% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.30%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, its assets in investment grade and non-investment grade fixed income securities (commonly known as "junk bonds") and in equity securities. In pursuing its strategies, the Fund invests in a diversified portfolio of a broad range of instruments. The Advisor actively and tactically allocates the Fund’s assets among fixed income securities and equity securities in an effort to take advantage of changing economic conditions that the Advisor believes favors one asset class over another. Based on the analysis of various economic indicators, the Advisor increases the allocation to the asset class that it believes has a higher probability of achieving the Fund’s objective of providing current income. The Fund actively trades portfolio securities.
Fixed Income. A portion of the Fund's net assets is invested in a diversified portfolio of investment grade and non-investment grade fixed income securities (commonly known as "junk bonds") issued by U.S., supranational and non-U.S. issuers, including investments in convertible bonds, inverse floating rate instruments, U.S. government and agency securities, asset-backed, mortgage-backed, and commercial mortgage-backed securities (securitized products), and sovereign debt. “Investment grade” securities are rated BBB- or higher by S&P Global Ratings ("S&P Global") or Baa3 or higher by Moody's Investors Service, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of those selecting such investments. “Non-investment grade” securities are rated Ba1 or lower by Moody’s and BB+ or lower by S&P Global. If the security has been rated by only one of those agencies, that rating will determine whether the security is below investment grade. If the security has not been rated by either of those agencies, those selecting such investments will determine whether the security is of a quality comparable to those rated below investment grade. The fixed income portfolio is not managed to a particular average duration or maturity.
Equity Securities. A portion of the Fund's net assets is invested in a diversified portfolio of dividend paying equity securities issued by companies located in the U.S. and/or foreign countries that trade on a U.S. or foreign exchange. The equity securities include common stocks, preferred stocks, master limited partnerships ("MLPs") and real estate investment trusts (“REITs”). Although not a factor in the selection of the equity securities, such securities generally are of medium market capitalization companies, which for this Fund are those with market capitalizations similar to companies in the Russell Midcap® Index (as of September 30, 2016, this range was between approximately $213.0 million and $43.8 billion).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Convertible Securities Risk. Convertible securities are bonds, notes, debentures, preferred stock or other securities which are convertible into common stock. Convertible securities are subject to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities.
Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•	Medium Market Capitalization Companies. Investments in medium-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Inverse Floating Rate Investments Risk. Inverse floating rate investments are extremely sensitive to changes in interest rates and in some cases their market value may be extremely volatile.
Market Trading Risks. The Fund faces numerous market trading risks including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption to the activities of market makers, authorized participants, or other participants and in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Master Limited Partnership ("MLP") Risk. MLPs are publicly-traded limited partnership interests or units. An MLP that invests in a particular industry (e.g., oil and gas) will be harmed by detrimental economic events within that industry. As partnerships, MLPs may be subject to less regulation (and less protection for investors) under state laws than corporations. In addition, MLPs may be subject to state taxation in certain jurisdictions, which may reduce the amount of income an MLP pays to its investors.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Portfolio Turnover (Active Trading) Risk. High portfolio turnover (more than 100%) caused by actively trading portfolio securities may result in accelerating the realization of taxable gains and losses, lower fund performance and increased brokerage costs.
Preferred Securities Risk. Preferred securities are securities with a lower priority claim on assets or earnings than bonds and other debt instruments in a company's capital structure, and therefore can be subject to greater credit and liquidation risk than more senior debt instruments. In addition, preferred securities are subject to other risks, such as limited or no voting rights, deferring or skipping distributions, interest rate risk, and redeeming the security prior to the stated maturity date.
Real Estate Investment Trusts (“REITs”) Risk. In addition to risks associated with investing in real estate securities, REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. Investment in REITs also involves risks similar to risks of investing in small market capitalization companies, such as limited financial resources, less frequent and limited volume trading, and may be subject to more abrupt or erratic price movements than larger company securities. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code. Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption Risk. The Fund serves as an underlying fund of one or more funds of funds and is therefore subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
No performance information is shown because the Fund has not yet had a calendar year of performance. The Fund’s performance is benchmarked against the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index. Performance information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-787-1621 or online at www.PrincipalETFs.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Fund’s performance is benchmarked against the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index. Performance information provides an indication of the risks of investing in the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is shown because the Fund has not yet had a calendar year of performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-787-1621
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.PrincipalETFs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Principal Exchange-Traded Funds | Principal EDGE Active Income ETF | Principal EDGE Active Income ETF
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.59%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.45%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.80%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 98
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	410
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	746
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,693
Principal Exchange-Traded Funds | Principal Healthcare Innovators Index ETF
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL HEALTHCARE INNOVATORS INDEX ETF
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investment results that closely correspond, before expenses, to the performance of the Nasdaq Healthcare Innovators Index (the "Index").
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. This is a new Fund and does not yet have a portfolio turnover rate to disclose.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Index at the time of purchase. The Index is designed to provide exposure to equity securities (including growth and value stock) of small and medium capitalization U.S. healthcare companies. Most of the companies in the Index are "early-stage companies" within the healthcare equipment and supplies, pharmaceuticals, biotechnology, and life sciences industries. Examples of early-stage companies in these industries include companies developing products and services and companies in the pre-marketing stage seeking regulatory approvals.
The Index is based on a proprietary methodology developed by PGI in collaboration with the Index provider. To be eligible for inclusion in the Index, a security must be a component of the Nasdaq US Benchmark Index and each security must be classified as Health Care according to the Industry Classification Benchmark (ICB). Securities are ranked based upon their market capitalization and liquidity. The index is evaluated semi-annually in April and October and employs a modified market capitalization weighting methodology. Final eligible securities receive a maximum weight of 3% and all excess weight is distributed proportionally across the remaining index securities. Although PGI expects that the Index provider will consult with PGI regarding any changes to the initial proprietary methodology used for the Index, the Index provider maintains full discretion over the Index and resulting components. The Index provider will maintain the index in accordance with the index methodology. More detailed information about the Index methodology is provided in the prospectus under Fund Account Information.
The Fund employs a passive investment approach designed to attempt to track the performance of the Index. In seeking its objective, the Fund typically employs a "full replication" strategy which involves investing in all the securities that make up the Index, in the same approximate proportions as the Index. The Fund can, however, use a “sampling” methodology to purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The Fund can also invest in securities not included in the Index that the Advisor believes will help the fund track the Index. Given the present composition of the Index, the Fund expects to have more than 25% of its assets invested in the healthcare industry.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Given the present composition of the Index, the Fund expects to have more than 25% of its assets invested in the healthcare industry.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Small and Medium Market Capitalization Companies. Investments in small-and medium-sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries.

•
Healthcare Industry Risk. Given the present composition of the Index, the Fund expects to have more than 25% of its assets invested in the healthcare industry. A fund that invests in securities of companies in the healthcare industry (which are companies involved in medical services or health care, including biotechnology research and production, drugs and pharmaceuticals and health care facilities and services) is subject to the direct risks of investing in such companies. These companies are subject to extensive competition (due to, among others, generic drug sales or the loss of patent protection), product liability litigation and increased government regulation. Research and development costs of bringing new drugs to market are substantial, and there is no guarantee that a proposed product will ever come to market. Such companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Healthcare facility operators may be affected by the demand for services, efforts by government or insurers to limit rates, restriction of government financial assistance and competition from other providers.

Index Fund Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund. The correlation between fund performance and index performance may also be affected by changes in securities markets, changes in the composition of the index and the timing of purchases and sales of fund shares.
Market Trading Risks. The Fund faces numerous market trading risks including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption to the activities of market makers, authorized participants, or other participants and in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
No performance information is shown because the Fund has not yet had a calendar year of performance. The Fund’s performance is benchmarked against the Nasdaq U.S. Healthcare Innovators Index. Performance information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-787-1621 or online at www.PrincipalETFs.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Fund’s performance is benchmarked against the Nasdaq U.S. Healthcare Innovators Index. Performance information provides an indication of the risks of investing in the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is shown because the Fund has not yet had a calendar year of performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-787-1621
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.PrincipalETFs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Principal Exchange-Traded Funds | Principal Healthcare Innovators Index ETF | Principal Healthcare Innovators Index ETF Share Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.42%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.42%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 43
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 135
Principal Exchange-Traded Funds | Principal Millennials Index ETF
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL MILLENNIALS INDEX ETF
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investment results that closely correspond, before expenses, to the performance of the Nasdaq Global Millennial Opportunity Index (the "Index").
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. This is a new Fund and does not yet have a portfolio turnover rate to disclose.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Index at the time of purchase. The Index is designed to provide exposure to global equity securities of companies that are impacted by the spending and lifestyle activities of the Millennial generation, which refers to people born from 1980 to the mid-2000s. The Index may include equity securities of different market capitalizations (small, medium, or large) and styles (growth or value) and is weighted based upon capitalization and exposure to Millennials. Market segments with the greatest Millennial exposure are likely to include, without limitation, consumer goods (including fashion and apparel), social media and e-commerce, and digital media and technology.
The Index is based on a proprietary methodology developed by PGI in collaboration with the Index provider. To be eligible for inclusion in the Index, a security must be a component of the Nasdaq Global Index. However, a security that is not a component of the Nasdaq Global Index may be eligible if it is listed on an eligible global exchange and otherwise meets all of the eligibility criteria. Each security's exposure to Millennials is determined using a proprietary, multi-step research process. Each company is identified as having low, medium, or high exposure to Millennials based on the materiality of the company's exposure to Millennial-related themes and the potential role of Millennials in driving long-term growth. To be eligible for the Index, a security must have high or medium exposure to Millennials. "Medium exposure" means that Millennials-related products, technologies, services and solutions are an important factor of the company's business model, strategy and research and development, and are material to sales and/or growth. "High exposure" means that Millennials-related products, technologies, services and solutions are core to the company's business model, strategy and research and development, and are material to sales and/or growth. Securities of companies having high exposure to Millennials receive 70% of the weight of the index, and securities of companies having medium exposure to Millennials receive 30% of the weight of the index. The Index is evaluated once per year in March, and securities must have a minimum market capitalization of $200M in order to be included. Although PGI expects that the Index provider will consult with PGI regarding any changes to the initial proprietary methodology used for the Index, the Index provider maintains full discretion over the Index and resulting components. The Index provider will maintain the index in accordance with the index methodology. More detailed information about the Index methodology is provided in the prospectus under Fund Account Information.
The Fund employs a passive investment approach designed to attempt to track the performance of the Index. In seeking its objective, the Fund typically employs a "full replication" strategy which involves investing in all the securities that make up the Index, in the same approximate proportions as the Index. The Fund can, however, use a “sampling” methodology to purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The Fund can also invest in securities not included in the Index that the Advisor believes will help the fund track the Index. The Fund will not concentrate its investments (invest more than 25% of its assets) in a particular industry except to the extent the Index is so concentrated.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Consumer Goods and Consumer Services Sectors Risk. The Fund expects to invest in securities of companies in the consumer services and consumers goods sectors to the extent the Index is composed of such securities. Such companies are particularly subject to risks related to performance of the overall global economy, interest rates, competition, government regulation, and consumer confidence. Success depends heavily on disposable income and consumer spending, and is also impacted by consumer interest and marketing campaigns. Companies in these sectors may be subject to severe competition, which may have an adverse impact on their profitability. Changes in demographics and consumer tastes can affect the demand for, and success of, consumer goods and services in the marketplace.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns

•	Small and Medium Market Capitalization Companies. Investments in small- and medium-sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Foreign Currency Risk.  Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund. The correlation between fund performance and index performance may also be affected by changes in securities markets, changes in the composition of the index and the timing of purchases and sales of fund shares.
Information Technology Sector Risk. The Fund expects to invest in securities of companies in the information technology sector to the extent the Index is composed of such securities. Such companies may face dramatic and often unpredictable changes in growth rates and are particularly vulnerable to changes in technology product cycles, product obsolescence, government regulation, and competition, both domestically and internationally. Such companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
Market Trading Risks. The Fund faces numerous market trading risks including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption to the activities of market makers, authorized participants, or other participants and in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
No performance information is shown because the Fund has not yet had a calendar year of performance. The Fund’s performance is benchmarked against the Nasdaq Global Millennial Opportunity Index. Performance information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-787-1621 or online at www.PrincipalETFs.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Fund’s performance is benchmarked against the Nasdaq Global Millennial Opportunity Index. Performance information provides an indication of the risks of investing in the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is shown because the Fund has not yet had a calendar year of performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-787-1621
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.PrincipalETFs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Principal Exchange-Traded Funds | Principal Millennials Index ETF | Principal Millennials Index ETF Share Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.45%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.45%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 144
Principal Exchange-Traded Funds | Principal Price Setters Index ETF
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL PRICE SETTERS INDEX ETF
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investment results that closely correspond, before expenses, to the performance of the Nasdaq U.S. Price Setters Index (the "Index").
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. From March 21, 2016, date operations commenced, through June 30, 2016, the Fund's annualized portfolio turnover rate was 0.0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Index at the time of purchase. The Index is designed to provide exposure to equity securities of mid- to large-capitalization U.S. companies within the Nasdaq U.S. Large Mid Cap Index which exhibit high degrees of pricing power. "Pricing power" refers to the extent to which a company can raise the prices of its products without reducing the demand for them.
The Index is based on a proprietary methodology developed by PGI in collaboration with the Index provider. To be eligible for inclusion in the Index, a security must be a component of the Nasdaq US Large Mid Cap Index (NQUSBLM) and must be a top 550 name by market capitalization. Securities are ranked based upon the following eleven factors: Earnings per share ("EPS") Growth (1 year), EPS Growth (3 year), operating margin, operating margin growth (1 year), 12 months return volatility, sales growth (3 year), return on equity, the coefficient of variation of 7 year EPS, earning quality, the standard deviation of 7 year operating margin, and the coefficient of variation of second fiscal year EPS estimate. The average of the 11 factor scores is taken to create one score in a scale of 1 to 10 (1 = best). Then, a final rank is created based upon the average score of each security, with full market cap determining the outcome if there is a tie. Lastly, the top 150 securities by final rank are selected. The Index employs a modified equal dollar weighting methodology such that securities in the top 50 by rank receive 50% of the index weight, the top 51-100 receive 35% of the index weight, and the top 101-150 receive 15% of the index weight. Each security’s Index market value is rebalanced in March; in short, the top 50 names receive a weight of 1.0% each, the following 51-100 securities receive a weight of 0.7% each and the following 101-150 securities receive a weight of 0.3% each. Although PGI expects that the Index provider will consult with PGI regarding any changes to the initial proprietary methodology used for the Index, the Index provider maintains full discretion over the Index and resulting components. The Index provider will maintain the index in accordance with the index methodology. More detailed information about the Index methodology is provided in the prospectus under Fund Account Information.
The Fund employs a passive investment approach designed to attempt to track the performance of the Index. In seeking its objective, the Fund typically employs a "full replication" strategy which involves investing in all the securities that make up the Index, in the same approximate proportions as the Index. The Fund can, however, use a “sampling” methodology to purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The Fund can also purchase securities not included in the Index that the Advisor believes will help the fund track the Index. The Fund will not concentrate its investments (invest more than 25% of its assets) in a particular industry except to the extent the Index is so concentrated.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•	Medium Market Capitalization Companies. Investments in medium-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Index Fund Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund. The correlation between fund performance and index performance may also be affected by changes in securities markets, changes in the composition of the index and the timing of purchases and sales of fund shares.
Market Trading Risks. The Fund faces numerous market trading risks including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption to the activities of market makers, authorized participants, or other participants and in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
No performance information is shown because the Fund has not yet had a calendar year of performance. The Fund’s performance is benchmarked against the Nasdaq U.S. Price Setters Index. Performance information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-787-1621 or online at www.PrincipalETFs.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Fund’s performance is benchmarked against the Nasdaq U.S. Price Setters Index. Performance information provides an indication of the risks of investing in the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is shown because the Fund has not yet had a calendar year of performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-787-1621
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.PrincipalETFs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Principal Exchange-Traded Funds | Principal Price Setters Index ETF | Principal Price Setters Index ETF Share Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.40%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 41
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 128
Principal Exchange-Traded Funds | Principal Shareholder Yield Index ETF
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL SHAREHOLDER YIELD INDEX ETF
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investment results that closely correspond, before expenses, to the performance of the Nasdaq U.S. Shareholder Yield Index (the "Index").
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. From March 21, 2016, date operations commenced, through June 30, 2016, the Fund's annualized portfolio turnover rate was 7.1% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.10%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Index at the time of purchase. The Index is designed to provide exposure to equity securities of mid- to large-capitalization U.S. companies within the Nasdaq U.S. Large Mid Cap Index which exhibit high degrees of sustainable, shareholder yield. "Shareholder yield" refers to the collective financial impact on a company's shareholders from the return of free cash flow through cash dividends, stock repurchases, and debt reduction.
The Index is based on a proprietary methodology developed by PGI in collaboration with the Index provider. To be eligible for inclusion in the Index, a security must be a component of the Nasdaq US Large MidCap Index and the security must have paid a regular dividend in the prior year. Securities are ranked based upon the following nine factors: dividend yield, buyback yield, dividend payout per share, free cash flow to price, free cash flow growth 3-year Sharpe ratio, EBITDA to debt ,dividend yield historical valuation (3-year and 5-year), dividend growth (1-year, 3-year and 5-year), and free cash flow (1-year, 3-year and 5-year). The final rank is used to determine a final decile score, and securities in the top two deciles are then selected. The Index employs a modified equal dollar weighting methodology such that securities in the top two deciles receive 65% and 35% of the index weight, respectively. Each security’s Index market value is rebalanced in March to an equal dollar value corresponding to an equal percent weight within each decile. Although PGI expects that the Index provider will consult with PGI regarding any changes to the initial proprietary methodology used for the Index, the Index provider maintains full discretion over the Index and resulting components. The Index provider will maintain the index in accordance with the index methodology. More detailed information about the Index methodology is provided in the prospectus under Fund Account Information.
The Fund employs a passive investment approach designed to attempt to track the performance of the Index. In seeking its objective, the Fund typically employs a "full replication" strategy which involves investing in all the securities that make up the Index, in the same approximate proportions as the Index. The Fund can, however, use a “sampling” methodology to purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The Fund can also purchase securities not included in the Index that the Advisor believes will help the fund track the Index. The Fund will not concentrate its investments (invest more than 25% of its assets) in a particular industry except to the extent the Index is so concentrated.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•	Medium Market Capitalization Companies. Investments in medium-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Index Fund Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund. The correlation between fund performance and index performance may also be affected by changes in securities markets, changes in the composition of the index and the timing of purchases and sales of fund shares.
Market Trading Risks. The Fund faces numerous market trading risks including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption to the activities of market makers, authorized participants, or other participants and in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
No performance information is shown because the Fund has not yet had a calendar year of performance. The Fund’s performance is benchmarked against the Nasdaq U.S. Shareholder Yield Index. Performance information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-787-1621 or online at www.PrincipalETFs.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Fund’s performance is benchmarked against the Nasdaq U.S. Shareholder Yield Index. Performance information provides an indication of the risks of investing in the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is shown because the Fund has not yet had a calendar year of performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-787-1621
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.PrincipalETFs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Principal Exchange-Traded Funds | Principal Shareholder Yield Index ETF | Principal Shareholder Yield Index ETF Share Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.40%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 41
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 128

[1]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.65%. It is expected that the expense limits will continue through the period ending March 31, 2018; however, Principal Exchange-Traded Funds and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.
[2]	The investment management agreement (the “Management Agreement”) between the Fund and Principal Global Investors, LLC (“PGI”) provides that PGI will pay all operating expenses of the Fund, except for the Management Fee, payments made under each Series 12b-1 plan (if or when such fees are imposed), brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
[3]	The investment management agreement (the “Management Agreement”) between the Fund and Principal Global Investors, LLC (“PGI”) provides that PGI will pay all operating expenses of the Fund, except for the Management Fee, payments made under each Series 12b-1 plan (if or when such fees are imposed), brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
[4]	The investment management agreement (the “Management Agreement”) between the Fund and Principal Global Investors, LLC (“PGI”) provides that PGI will pay all operating expenses of the Fund, except for the Management Fee, payments made under each Series 12b-1 plan (if or when such fees are imposed), brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
[5]	The investment management agreement (the “Management Agreement”) between the Fund and Principal Global Investors, LLC (“PGI”) provides that PGI will pay all operating expenses of the Fund, except for the Management Fee, payments made under each Series 12b-1 plan (if or when such fees are imposed), brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses and other extraordinary expenses.